Warrants	6 Months Ended
Oct. 13, 2024
Equity [Abstract]
Warrants
Note 10 – Warrants
In fiscal year 2023, the Company issued 267,000 warrants to Silverview (the “Silverview Warrants”), recorded at fair value in additional paid-in capital within the condensed consolidated balance sheets of $1,712, net of issuance costs. Upon surrender of these warrants, the holder was entitled to purchase one share of Legacy Pinstripes Common Stock at an exercise price of $0.01. Furthermore, in fiscal year 2023, the Company issued 7,500 warrants to another service provider with an exercise price of $10 per share.
On August 1, 2023, the Company and Silverview amended and restated the Silverview warrant agreement to correct the number of shares of common stock Silverview was entitled to subscribe and purchase from 258,303 to 162,946. A separate warrant agreement for 8,697 warrants of the 267,000 issued in fiscal year 2024 was not amended and the warrants remained issued. Under the term loan agreement, the Company was contractually obligated to issue a specified number of warrants to Silverview in the event the Company elected to exercise its right to obtain additional funding from Silverview under the term loan agreement. Therefore, the remaining warrants were considered contingently issuable and the contingency was satisfied when a draw on Silverview Tranche 2 Loan occurred. For accounting purposes, all 267,000 warrants were still considered issued and outstanding.
As a result of the amended and restated warrant agreement with Silverview, the Company determined the contingently issuable warrants required recognition as a liability. The contingently issuable warrants were reclassified at their current fair value on August 1, 2023. When the contingently issuable warrants’ contingency was satisfied, the respective warrant shares were considered indexed to the Company’s common stock and qualified for equity classification under the derivative scope exception provided by Accounting Standards Codification, Derivatives and Hedging (ASC 815). Upon the satisfaction of the issuance contingency, the Company shall (i) reclassify the respective warrant shares to equity and (ii) recognize any previous gains or losses in fair value through earnings during the period the shares were classified as a liability.
On August 1, 2023, the Company issued 7,629 warrant shares to Silverview in exchange for $1,000 in funding drawn under the Silverview Tranche 2 Loan (see Note 5). As of August 1, 2023, 179,272 shares were considered issued warrants and 87,728 shares were considered contingently issuable warrants.
On September 29, 2023, the Company issued 11,443 warrants in exchange for $1,500 in funding drawn under the Silverview Tranche 2 Loan. As the contingency was satisfied for these warrants, $173 was reclassed from the warrant liability to additional paid-in-capital.
On October 20, 2023, the Company issued 38,143 warrants in exchange for $5,000 in funding drawn under the Silverview Tranche 2 Loan. As the contingency was satisfied for these warrants, $524 was reclassed from the warrant liability to additional paid-in-capital.
On December 29, 2023, the Company issued 38,142 warrants in exchange for $5,000 in funding drawn under the Silverview Tranche 2 Loan. As the contingency was satisfied for these warrants, $415 was reclassed from the warrant liability to additional paid-in-capital.
In April 2023 and July 2023, the Company also issued 111,619 and 48,530 warrants, respectively, to Granite Creek in connection with its equipment loan agreement (the “Granite Creek Warrants”). Granite Creek had the right to require Legacy Pinstripes to pay cash to repurchase all or any portion of the warrants or the shares of Common Stock issued under the warrants. The Company determined these warrants required liability classification in accordance with Accounting Standards Codification 480, Distinguishing Liabilities from Equity (ASC 480), and as a result, recorded a warrant liability. On December 4, 2023, Granite Creek exercised their warrants at a par value of $0.01. The Company de-recognized the warrant liability of $2,202.
In determining the fair value of the Granite Creek warrants and Silverview contingently issuable warrants as of the measurement date, the Company utilized the intrinsic value valuation method using level 3 inputs consisting of the fair value of common stock as of the measurement date less the exercise price of $0.01 for Silverview and less the exercise price of $0.001 for the Granite Creek warrants.
In connection with the Reverse Recapitalization, the holders of Legacy Pinstripes’ warrants elected to convert all outstanding warrants to shares of New Pinstripes Common Stock on a cashless basis (see Note 2). As of April 28, 2024, there were no outstanding Legacy Pinstripes warrants.
On September 3, 2024, the Company amended the Silverview Facility (see Note 5) and the Company agreed to grant Silverview warrants to purchase 29,292 shares of the Company’s Class A Common Stock (the “Silverview Tranche 3 Warrants”), at an exercise price of $0.01 per share. The Silverview Tranche 3 Warrants are indexed to the Company’s common stock and qualified for equity classification under the derivative scope exception provided by ASC 815. The Silverview Tranche 3 Warrants were recorded at fair value in additional paid-in-capital for $67.
In connection with Banyan’s initial public offering, Banyan issued (i) 12,075,000 public warrants (“Public Warrants”) and 11,910,000 private placement warrants (“Private Warrants”). On December 29, 2023, in connection with the Reverse Capitalization, the Company effectively issued an aggregate of 23,985,000 warrants to purchase an equal number of shares of Class A Common Stock, representing the 12,075,000 Public Warrants and 11,910,000 Private Warrants. The Public Warrants and Private Warrants remained unexercised and were issued and outstanding as of October 13, 2024.
The Public Warrants and Private Warrants meet the definition of a derivative instrument, requiring liability classification, and are measured at fair value on a recurring basis with the change in fair value recognized in the Company’s unaudited condensed consolidated statements of operations. The fair value of the Public Warrants is measured by the Company’s publicly traded warrant price. In determining the fair value of the Private Warrants, the Company utilizes the Cox-Rubenstein-Ross binomial lattice model using Level 3 inputs consisting of the fair value of the Public Warrants as of the measurement and implied equity volatility. On the December 29, 2023 issuance date, the Company recorded a warrant liability for the Public Warrants and Private Warrants in the fair value amounts of $4,456 and $25,368, respectively. During the twelve and twenty-four weeks ended October 13, 2024, the Company recognized a gain for the change in fair value of the Public Warrants and Private Warrants in the amounts of $966 and $1,932, respectively, and $2,132 and $3,204, respectively.
The Public Warrants are exercisable 30 days after consummation of the Reverse Recapitalization if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying the Public Warrants, and expire five years from the consummation of the Reverse Recapitalization, or earlier upon redemption or liquidation. The redemption of the Public Warrants is as follows:
Redemption of Public Warrants when the price per Common Stock equals or exceeds $18.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon not less than 30 days prior written notice of redemption to each warrant holder; and
•if, and only if, the closing price of the underlying Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.
If and when the Public Warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of Public Warrants when the price per Common Stock equals or exceeds $10.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:
•in whole and not in part;
•at $0.10 per warrant;
•upon a minimum of 30 days prior written notice of redemption provided that holders will be able to exercise the Public Warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value of the underlying Common Stock;
•if, and only if, the last reported sale price of the underlying Common Stock equals or exceeds $10.00 per share (as adjusted per stock splits, stock dividends, reorganizations, reclassifications, recapitalizations and the like) for any 20 trading days within the 30-trading day period ending three trading days before the Company send the notice of redemption to the holders; and
•if the closing price of the underlying Common Stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the holders is less than $18.00 per share, the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
The Private Warrants are identical to the Public Warrants with the exception that the underlying shares of Common Stock issuable upon exercise of Private Warrants are not transferable, assignable or saleable, until 30 days after the consummation of the Reverse Recapitalization, subject to certain limited exceptions. Additionally, the holders have the right to exercise the Private Warrants on a cashless basis and are entitled certain registration rights. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company in all Public Warrant redemption scenarios described above, on the same basis as the Public Warrants.
In connection with the Reverse Recapitalization, the Company entered into a loan agreement with Oaktree (see Note 5). In connection with the closing of the Oaktree Tranche 1 Loan, Oaktree was granted fully detachable warrants exercisable for an aggregate 2,500,000 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Oaktree Tranche 1 Warrants”). In the event that the volume-weighted average price (“VWAP”) per share of the Company’s Class A Common Stock during the period commencing on the 91st day after the closing of the Business Combination and ending 90 days thereafter is less than $8.00 per share, the Company shall grant to Oaktree a warrant to purchase Common Stock for 187,500 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Additional Oaktree Tranche 1 Warrants”). If the VWAP is less than $6.00 during the same period, the Company shall instead grant to Oaktree a warrant to purchase common stock for 412,500 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Additional Oaktree Tranche 1 Warrants”). Therefore, the Additional Oaktree Tranche 1 Warrants are considered contingently issuable and the contingency is satisfied when the Class A Common Stock meets the contingency requirements above. During the period commencing on the 91st day after the closing of the Business Combination and ending 90 days thereafter, the VWAP was less than $6.00 and as such, the Company legally issued the Additional Oaktree Tranche 1 Warrants for 412,500 shares of Class A Common Stock on June 27, 2024 at an exercise price of $0.01 per share. As the Additional Oaktree Tranche 1 Warrants were considered issued and outstanding for accounting purposes on December 29, 2023 when the Senior Notes were issued, there is no accounting recognition at the legal issuance date when the issuance contingency was resolved.
In the event the Oaktree Tranche 2 Loan is funded, Oaktree will be granted additional warrants exercisable for an aggregate amount of 1,650,000 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Oaktree Tranche 2 Warrants” (collectively, the Oaktree Tranche 1 Warrants, Additional Oaktree Tranche 1 Warrants and Tranche 2 Warrants are referred to as the “Oaktree Warrants”). In the event that the VWAP per share of Class A Common Stock during the period commencing the 91st day after the closing of the Oaktree Tranche 2 Loan and ending 90 days thereafter is less than $6.00 per share, Oaktree will instead be granted Oaktree Tranche 2 Warrants exercisable for an aggregate of 1,900,000 shares of Class A Common Stock, at an exercise price of $0.01 per share. The Oaktree Warrants will be exercisable on a cashless basis and the Company has agreed to register for the resale of the shares of Class A Common Stock underling the Oaktree Warrants.
With the closing of the Oaktree First Amendment (see Note 5), the Company is obligated to grant Additional Oaktree Tranche 2 Warrants on any closing of a Oaktree Tranche 2 Loan equal to the product of 2,912,500
(1,012,500 warrants incremental to the original 1,900,000 warrants) multiplied by the quotient of (A) the total amount funded on such Tranche 2 Loan closing date by (B) $50,000 (rather than a single additional warrant exercisable for 1,900,000 shares), and the Company shall issue any Additional Oaktree Tranche 2 Warrant in a form consistent with the Oaktree Warrant Amendment described below. In connection with the Oaktree First Amendment (see Note 5), the Company and Oaktree entered into Amendment No. 1 to the Class A Common Stock Purchase Warrants (the “Oaktree Warrant Amendment”), which eliminates the one-year lock-up restriction (subject to limited exceptions) that had existed in respect of the 2,912,500 shares of the Company’s Class A Common Stock issuable upon exercise of warrants (Oaktree Tranche 1 Warrants) issued by the Company to Oaktree in connection with the funding of the original Oaktree Tranche 1 Loan under the Oaktree Loan Agreement (as well as the same restriction that had been applicable to the transfer of the warrants themselves).
The Company determined the Oaktree Tranche 1 Warrants meet the equity classification guidance. Upon surrender of these equity-classified warrants, the holder is entitled to purchase one share of Class A Common Stock at $0.01 per share. The equity classified warrants expire on the 10-year anniversary of the Reverse Recapitalization.
Under the Oaktree loan agreement, the Company is contractually obligated to issue a specified number of warrants to Oaktree based on the scenarios above. Therefore, the Oaktree Tranche 2 Warrants are considered contingently issuable and the contingency is satisfied when Oaktree exercises its written option on the Oaktree Tranche 2 Loan and the Class A Common Stock meets the contingency requirements above. When the contingently issuable warrants’ contingency is satisfied, the respective shares underlying these warrants will be considered indexed to the Class A Common Stock and qualify for equity classification under the derivative scope exception provided by ASC 815. Upon the satisfaction of the issuance contingency, the Company will (i) reclassify the respective warrant shares to equity and (ii) recognize any previous gains or losses in fair value through earnings during the period the shares were classified as a liability.
As a result of the amended warrant agreement with Oaktree, the Company determined the contingently issuable warrants required recognition as a liability. The 1,900,000 of contingently issuable warrants were reclassified from additional paid-in capital to a liability at their current fair value of $1,864 on September 3, 2024. The additional 1,012,500 warrants were liability-classified on September 3, 2024 at their fair value of $859. In connection with the closing of the Oaktree First Amendment, the Company issued 174,750 warrants in exchange for $3,000 in funding under the Oaktree Tranche 2 Loan. As the contingency was satisfied for these warrants, $401 was reclassed from warrant liabilities to additional paid-in-capital on the condensed consolidated balance sheets.
As of October 13, 2024, outstanding warrants were as follows:

	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 28, 2024	28,797,500	$9.58
Granted	1,041,792	0.01
Expired	—	—
Exercised	—	$—
Outstanding as of October 13, 2024	29,839,292	$9.25
The Company remeasures the liability-classified warrants to fair value at each reporting period. During the twenty-four weeks ended October 13, 2024, the change in the fair value was as follows:

Warrant liabilities as of April 28, 2024	$5,411
Change in fair value	(2,038)
Warrant liabilities as of July 21, 2024	$3,373
Reclassification of liability-classified warrants	1,864
Incremental shares granted to Oaktree	859
Issuance of contingently issuable shares	(401)
Change in fair value	(4,928)
Warrant liabilities as of October 13, 2024	$766
The change in fair value of the liability-classified warrants are reported in the gain on change in fair value of warrant liabilities and other on the unaudited condensed consolidated statements of operations. Upon surrender of the Public and Private Warrants, the holder is entitled to purchase one share of Class A Common Stock at $11.50 per share. The outstanding Public and Private Warrants expire on the five-year anniversary of the closing of the Reverse Recapitalization. Upon surrender of the Oaktree Tranche 2 Warrants, the holder is entitled to purchase one share of Class A Common Stock at $0.01 per share. The outstanding Oaktree Tranche 2 Warrants expire ten years from the issuance date of the warrant.
Warrants
In fiscal year 2023, the Company issued 267,000 warrants to Silverview (the “Silverview Warrants”), recorded at fair value in additional paid-in capital within the consolidated balance sheets of $1,712, net of issuance costs. Upon surrender of these warrants, the holder was entitled to purchase one share of Legacy Pinstripes Common Stock at an exercise price of $0.01. Furthermore, in fiscal year 2023, the Company issued 7,500 warrants to another service provider with an exercise price of $10 per share.
On August 1, 2023, the Company and Silverview amended and restated the Silverview warrant agreement to correct the number of shares of common stock Silverview was entitled to subscribe and purchase from 258,303 to 162,946. A separate warrant agreement for 8,697 warrants of the 267,000 issued in fiscal year 2023 was not amended and the warrants remained issued. Under the term loan agreement, the Company was contractually obligated to issue a specified number of warrants to Silverview in the event the Company elected to exercise its right to obtain additional funding from Silverview under the term loan agreement. Therefore, the remaining warrants were considered contingently issuable and the contingency was satisfied when a draw on Silverview Tranche 2 Loan occurred. For accounting purposes, all 267,000 warrants were still considered issued and outstanding.
As a result of the amended and restated warrant agreement with Silverview, the Company determined the contingently issuable warrants require recognition as a liability. The contingently issuable warrants were reclassified at their current fair value on August 1, 2023. When the contingently issuable warrants’ contingency was satisfied, the respective warrant shares were considered indexed to the Company’s common stock and qualified for equity classification under the derivative scope exception provided by Accounting Standards Codification, Derivatives and Hedging (ASC 815). Upon the satisfaction of the issuance contingency, the Company shall (i) reclassify the respective warrant shares to equity and (ii) recognize any previous gains or losses in fair value through earnings during the period the shares were classified as a liability.
On August 1, 2023, the Company issued 7,629 warrant shares to Silverview in exchange for $1,000 in funding drawn under the Silverview Tranche 2 Loan (see Note 7). As of August 1, 2023, 179,272 shares were considered issued warrants and 87,728 shares were considered contingently issuable warrants.
On September 29, 2023, the Company issued 11,443 warrants in exchange for $1,500 in funding drawn under the Silverview Tranche 2 Loan. As the contingency was satisfied for these warrants, $173 was reclassed from the warrant liability to additional paid-in-capital.
On October 20, 2023, the Company issued 38,143 warrants in exchange for $5,000 in funding drawn under the Silverview Tranche 2 Loan. As the contingency was satisfied for these warrants, $524 was reclassed from the warrant liability to additional paid-in-capital.
On December 29, 2023, the Company issued 38,142 warrants in exchange for $5,000 in funding drawn under the Silverview Tranche 2 Loan. As the contingency was satisfied for these warrants, $415 was reclassed from the warrant liability to additional paid-in-capital.
In April 2023 and July 2023, the Company also issued 111,619 and 48,530 warrants, respectively, to Granite Creek in connection with its equipment loan agreement (the “Granite Creek Warrants”). Granite Creek had the right to require Legacy Pinstripes to pay cash to repurchase all or any portion of the warrants or the shares of Common Stock issued under the warrants. The Company determined these warrants required liability classification in accordance with Accounting Standards Codification 480, Distinguishing Liabilities from Equity (ASC 480), and as a result, recorded a warrant liability of $1,925 as of April 30, 2023. On December 4, 2023, Granite Creek exercised their warrants at a par value of $0.01. The Company de-recognized the warrant liability of $2,202.
In determining the fair value of the Granite Creek warrants and Silverview contingently issuable warrants as of the measurement date, the Company utilized the intrinsic value valuation method using level 3 inputs consisting of the fair value of common stock as of the measurement date less the exercise price of $0.01 for Silverview and less the exercise price of $0.001 for the Granite Creek warrants.
In connection with the Reverse Recapitalization, the holders of Legacy Pinstripes’ warrants elected to convert all outstanding warrants to shares of New Pinstripes Common Stock on a cashless basis (see Note 3). As of April 28, 2024, there were no outstanding Legacy Pinstripes warrants.
In connection with Banyan’s IPO Banyan issued (i) 12,075,000 public warrants (“Public Warrants”) and 11,910,000 private placement warrants (“Private Warrants”). On December 29, 2023, in connection with the Reverse Capitalization, the Company effectively issued an aggregate of 23,985,000 warrants to purchase an equal number of shares of Class A Common Stock, representing the 12,075,000 Public Warrants and 11,910,000 Private
Warrants. The Public Warrants and Private Warrants remained unexercised and were issued and outstanding as of April 28, 2024.
The Public Warrants and Private Warrants meet the definition of a derivative instrument, requiring liability classification, and are measured at fair value on a recurring basis with the change in fair value recognized in the Company’s consolidated statements of operations. The fair value of the Public Warrants is measured by the Company’s publicly traded warrant price. In determining the fair value of the Private Warrants, the Company utilizes the Cox-Rubenstein-Ross binomial lattice model using Level 3 inputs consisting of the fair value of the Public Warrants as of the measurement and implied equity volatility. On the December 29, 2023 issuance date, the Company recorded a warrant liability for the Public Warrants and Private Warrants in the fair value amounts of $4,456 and $25,368, respectively. During the year ended April 28, 2024, the Company recognized a gain for the change in fair value of the Public Warrants and Private Warrants, respectively, in the amounts of $2,403 and $22,010.
The Public Warrants are exercisable 30 days after consummation of the Reverse Recapitalization if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying the Public Warrants, and expire five years from the consummation of the Reverse Recapitalization, or earlier upon redemption or liquidation. The redemption of the Public Warrants is as follows:
Redemption of Public Warrants when the price per Common Stock equals or exceeds $18.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:
•in whole and not in part;
•at a price of $0.01 per warrant;
•upon not less than 30 days’ prior written notice of redemption to each warrant holder; and
•if, and only if, the closing price of the underlying Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders.
If and when the Public Warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of Public Warrants when the price per Common Stock equals or exceeds $10.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:
•in whole and not in part;
•at $0.10 per warrant;
•upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise the Public Warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value of the underlying Common Stock;
•if, and only if, the last reported sale price of the underlying Common Stock equals or exceeds $10.00 per share (as adjusted per stock splits, stock dividends, reorganizations, reclassifications, recapitalizations and the like) for any 20 trading days within the 30-trading day period ending three trading days before the Company send the notice of redemption to the holders; and
•if the closing price of the underlying Common Stock for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the holders is less than $18.00 per share, the Private Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
The Private Warrants are identical to the Public Warrants with the exception that the underlying shares of Common Stock issuable upon exercise of Private Warrants are not transferable, assignable or saleable, until 30 days after the consummation of the Reverse Recapitalization, subject to certain limited exceptions. Additionally, the holders have the right to exercise the Private Warrants on a cashless basis and are entitled certain registration rights. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company in all Public Warrant redemption scenarios described above, on the same basis as the Public Warrants.
In connection with the Reverse Recapitalization, the Company entered into a loan agreement with Oaktree (see Note 7). In connection with the closing of the Oaktree Tranche 1 Loan, Oaktree was granted fully detachable warrants exercisable for an aggregate 2,500,000 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Oaktree Tranche 1 Warrants”). In the event that the volume-weighted average price (“VWAP”) per share of the Company’s Class A Common Stock during the period commencing on the 91st day after the closing of the Business Combination and ending 90 days thereafter is less than $8.00 per share, the Company shall grant to Oaktree a warrant to purchase Common Stock for 187,500 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Additional Oaktree Tranche 1 Warrants”). If the VWAP is less than $6.00 during the same period, the Company shall instead grant to Oaktree a warrant to purchase common stock for 412,500 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Additional Oaktree Tranche 1 Warrants”).
In the event the Oaktree Tranche 2 Loan is funded, Oaktree will be granted additional warrants exercisable for an aggregate amount of 1,650,000 shares of Class A Common Stock, at an exercise price of $0.01 per share (“Oaktree Tranche 2 Warrants” (collectively, the Oaktree Tranche 1 Warrants, Additional Oaktree Tranche 1 Warrants and Tranche 2 Warrants are referred to as the “Oaktree Warrants”). In the event that the VWAP per share of Class A Common Stock during the period commencing the 91st day after the closing of the Oaktree Tranche 2 Loan and ending 90 days thereafter is less than $6.00 per share, Oaktree will instead be granted Oaktree Tranche 2 Warrants exercisable for an aggregate of 1,900,000 shares of Class A Common Stock, at an exercise price of $0.01 per share. The Oaktree Warrants will be exercisable on a cashless basis and the Company has agreed to register for the resale of the shares of Class A Common Stock underling the Oaktree Warrants.
The Company determined the Oaktree Tranche 1 Warrants meet the equity classification guidance. Upon surrender of these equity-classified warrants, the holder is entitled to purchase one share of Class A Common Stock at $0.01 per share. The equity classified warrants expire on the 10-year anniversary of the Reverse Recapitalization.
Under the Oaktree loan agreement, the Company is contractually obligated to issue a specified number of warrants to Oaktree based on the scenarios above. Therefore, the Additional Oaktree Tranche 1 Warrants and Oaktree Tranche 2 Warrants are considered contingently issuable and the contingency is satisfied when Oaktree exercises its written option on the Oaktree Tranche 2 Loan and the Class A Common Stock meets the contingency requirements above. When the contingently issuable warrants’ contingency is satisfied, the respective shares underlying these warrants will be considered indexed to the Class A Common Stock and qualify for equity classification under the derivative scope exception provided by ASC 815.
As of April 28, 2024, outstanding warrants were as follows:

	Number of Warrants	Weighted-Average Exercise Price
Outstanding at April 30, 2023	483,649	$1.31
Granted	28,864,100	9.56
Expired	—	—
Exercised	(160,149)	$0.01
Converted in connection with the reverse recapitalization	(390,100)	$1.71
Outstanding as of April 28, 2024	28,797,500	$9.58
The Company remeasures the liability-classified warrants to fair value at each reporting period. During the fiscal year ended April 28, 2024, the change in the fair value was as follows:

Warrant liabilities as of April 30, 2023	$1,925
Granted to Granite Creek	1,015
Reclassification of liability-classified warrants	894
Issuance of contingently issuable shares	(173)
Exercised	(2,202)
Issuance of public and private warrants	29,824
Change in fair value	(25,872)
Warrant liabilities as of April 28, 2024	$5,411
The change in fair value of the liability-classified warrants is reported in gain on change in fair value of warrant liabilities and other on the consolidated statements of operations. Upon surrender of these liability-classified warrants, the holder is entitled to purchase one share of Class A Common Stock at $11.50 per share. The outstanding liability-classified warrants expire on the five-year anniversary of the closing of the Reverse Recapitalization.